Capital management (Tables)	12 Months Ended
Dec. 31, 2023
Capital management
Summary of company's capital structure

	2023	2022
	$	$

Common shares	217,393	205,825
Deficit	(217,931)	(189,362)
Long-term debt	7,104	7,174
	6,566	23,637